Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (520)	¥ (352)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(53)	(8)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(287)	(158)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(115)	(146)
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(5)	(1)
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(60)	(39)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(292)	(159)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(287)	(158)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(5)	(1)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(228)	(193)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(53)	(8)
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(115)	(146)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(5)	(1)
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (55)	¥ (38)